SCHEDULE OF AMORTIZATION OF INTANGIBLE ASSETS (Details)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Intangible asset	20.00%	20.00%	20.00%	20.00%